Short-Term Debts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Short-Term Debts [Abstract]
Short-term debts interest rate percentage	1.55%
Interest expenses	$ 78	$ 183	$ 543